Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
The Company and basis of presentation and consolidation
(a)	The Company and basis of presentation and consolidation

The Group is principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the PRC. In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries
, VIEs, and the subsidiaries of VIEs
. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control. As of December 31, 2018, the Group also effectively controls the following VIEs:

Ruihao Rongtong

Ruihao Rongtong, with registered capital of US$37.6 million (RMB250.0 million), was invested in by the Company on May 6, 2015, for the purpose of undertaking a residential property development project in Beijing. On March 1, 2016, June 28, 2016 and September 18, 2016, an unrelated trustee company, Ping An trust Co., Ltd. (“Ping An trust”) purchased 20%, 5% and 10% of the Company’s equity interest in Ruihao Rongtong, respectively, and loaned US$124.3 million (RMB862.5 million) in aggregate to the Group. On February 28, 2017, the Company repurchased the 35% equity interest of Ruihao Rongtong from Ping An trust. On May 23, 2017, Ping An trust subsequently repurchased back 35% of the Company’s equity interest in Ruihao Rongtong, and loaned US$246.8 million (RMB1.61 billion) in aggregate to the Group (Note 11). As of December 31, 2018, Ruihao Rongtong had one project under construction. Pursuant to the share purchase agreement, the 35% of non-controlling equity interest of Ruihao Rongtong will be repurchased by the Company in cash at the earlier of the second anniversary date, or the date the Company elects to repurchase the 35% equity interest of Ruihao Rongtong. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480,
Distinguishing Liabilities from Equity
. In addition, since the Company planned to repurchase the 35% equity interest of Ruihao Rongtong within the next 12 months, the liability is classified as current liability as of December 31, 2018.

In accordance with ASC 810,
Consolidation
,
Ruihao

Rongtong
 as of December 31, 2017 and 2018 is a variable interest entity as it was not established with sufficient equity at risk to finance its activities without additional subordinated financial support. As of December 31, 2017 and 2018, the Company is considered as the primary beneficiary of
Ruihao

Rongtong
, as it has the power to direct the activities of
Ruihao

Rongtong
 that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from
Ruihao

Rongtong
 through its voting interest
underlying its 65% equity interest in accordance with PRC Law and the articles of association of Ruihao Rongtong. Based on the above, Ruihao Rongtong is consolidated by the Company.

The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Current assets	160,889,349	174,366,164
Non-current assets	287,409	247,753
Total assets	161,176,758	174,613,917

Current liabilities	132,170,781	151,609,433
Non-current liabilities	-	-

Total liabilities	132,170,781	151,609,433

The financial performance and cash flows of the VIE are as follows:

	Year ended December 31, 2017	Year ended December 31, 2018
	US$	US$
Revenue	-	-
Cost of revenue	-	-
Net loss	(7,266,337)	(4,786,363)
Net cash used in operating activities	(18,569,850)	(8,804,491)
Net cash used in investing activities	-	-
Net cash provided/(used in) by financing activities	(13,688,554)	8,949,715

As of December 31, 2018, the current liabilities of the
Ruihao Rongtong
included
amounts due to subsidiaries of the Group amounting to US$
145,728,475
(2017: US$
126,623,561
), which were eliminated upon consolidation by the Company.
As of
December 31, 2018
, the land use rights included in real estate properties under development of
Ruihao Rongtong
of
US$188,437,461
(2017
: US$
155,782,729)
were pledged as collateral for bank loans and other debt and the creditors have no recourse to the general credit of the primary beneficiary.

Ruihao Rongtong
contributed
nil (2017: nil) of the Company’s consolidated revenues for the year ended December 31, 2018.

Yuzhouyun

On March 2, 2018, the Group signed a partnership agreement with certain senior management members to form Yuzhouyun. According to the partnership agreement, the design and purpose of Yuzhouyun’s activities are to provide technical services to the Group. The Group acts as a limited partner and the senior management members are general partners. Substantially all significant activities require the approval from the senior management members. The Group and senior management members agreed to share profits at the proportion of 51% and 49%, respectively.
The Group, as the limited partner, is the only party with the equity at risk to absorb losses of Yuzhouyun. Yuzhouyun’s principal activities are also to provide technical service to the Group, which indicates that Yuzhouyun’s activities are conducted on behalf of the Group. Therefore, under ASC 810, Consolidation, Yuzhouyun is a variable interest entity. In addition, as the senior management members are the Group’s employees, which represent a principal-agency relationship, therefore, the Group is concluded to be “most closely associated” with Yuzhouyun. Based on the above, the Group is the primary beneficiary because it has the power to direct the activities of Yuzhouyun that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Yuzhouyun.

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

December 31, 2018
US$
Current assets	5,775,479
Non-current assets	3,557,562
Total assets	9,333,041

Current liabilities	11,808,683
Non-current liabilities	-

Total liabilities	11,808,683

The financial performance and cash flows of Yuzhouyun are as follows:

Year ended December 31, 2018
US$
Revenue	7,991,038
Cost of revenue	(1,559,129)
Net loss	(1,929,266)
Net cash used in operating activities	519,050
Net cash used in investing activities	(255,509)
Net cash provided/(used in) by financing activities	-

As of December 31, 2018, the current liabilities
of
Yuzhouyun
included amounts due to subsidiaries of the Group amounting to US$
9,169,167
, which were eliminated upon consolidation by the Company. The revenue of
Yunzhouyun included amounts that come from the Group amounting to US$
7,399,410
, which were eliminated upon consolidation by the Company.

Yuzhouyun contributed
US$
591,628
 of the Company’s consolidated
revenues for the year ended December 31, 2018.

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful amount associated with accounts receivables, other receivables, contract assets and advances to suppliers, fair values of the purchase price allocation with respect to business combinations, progress towards the completion of the performance obligation, accounting for the share-based compensation, accounting for deferred income taxes, impairment of real estate properties under development, real estate properties held for lease and long-term investments, and provision necessary for contingent liabilities. Management analyzed the forecasted cash flows for the twelve months from April 29, 2019, which indicates that the Group will have sufficient liquidity from cash flows generated by operations and existing credit facilities and therefore, there will be sufficient financial resources to settle borrowings and payables that will be due through April 29, 2020. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Fair value of financial instruments
(c)	Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related parties, other receivables, investment in joint venture s and other long-term investments, accounts payable, customer deposits, other payables and accrued liabilities, borrowings and due to related parties. The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related parties, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, short-term bank borrowings and due to related parties approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non-performance by the counterparty is the recorded amount. The Group’s financial asset and liability arrangements generally do not require collateral, except as disclosed in Note 9, Note 10 and Note 11. Trading securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in profit and loss.

Investment in joint ventures and other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

The carrying amounts of the long-term borrowings approximate their fair values because the stated interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable credit risk and maturities.

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2-Includes other inputs that are directly or indirectly observable in the market place

Level 3-Unobservable inputs which are supported by little or no market activity

The carrying values of the Company’s financial instruments approximate their fair values except for the short-term investments.

ASC 820 describes three main approaches for measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the investment in debt and equity securities, real estate investment trusts (“REITs”) and money market instruments classified as trading securities is within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis.

Foreign currency translation
(d)	Foreign currency translation

The Group’s financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”), the currency of Malaysia. The functional currency of the Company’s subsidiaries other than those in the PRC and Malaysia is U.S. dollars. Transactions by the Company’s subsidiaries in the PRC which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains (losses). The consolidated financial statements of the Company’s subsidiaries have been translated into U.S. dollars in accordance with ASC 830,
Foreign Currency Matters
. The PRC subsidiaries’ financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Cash and cash equivalents
(e)	Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts mainly in the PRC, Hong Kong and United States. The vast majority of the PRC bank balances are denominated in RMB. Hong Kong and United States bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with various state-owned and private banks within the PRC, Hong Kong and United States. Total cash in banks at December 31, 2018 amounted to US$674,141,554 (December 31, 2017: US$894,551,480), of which the vast majority of deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash
(f)	Restricted cash

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group’s customers in order to purchase residential units from the Group. These balances are subject to withdrawal restrictions and totaled US$
43,748,940
as of December 31, 2018 (December 31, 2017: US$
49,252,645
). As of December 31, 2018, the Group held US$
338,633,911
(December 31, 2017: US$
197,552,310
) in its restricted cash accounts, representing funds received from sales proceeds that are subject to withdrawal restrictions. The Group is also required to maintain certain deposits with banks and financial institutions that provide loans to the Group. As of December 31, 2018, the Group also held no restricted cash accounts (December 31, 2017: US$
64,779,162
) as security for its short-term loans (Note 9), held US$
129,492,074
(December 31, 2017: US$
74,503,382
) in its restricted cash accounts as security for its current portion of long-term loans (Note 10), and held no restricted cash accounts (December 31, 2017: US$
15,304,092
) as security for its other debts (Note 11). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Real estate properties development completed and under development
(g)	Real estate properties development completed and under development

Real estate properties completed and under development consist of residential unit sites and commercial offices. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC government. Real estate properties development completed and under development are stated at the lower of carrying amounts or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenities are also treated as common costs. Results of operations of amenities retained by the Group are included in the current operating results.

In accordance with ASC 360,
Property, Plant and Equipment
(“ASC 360”), real estate property development completed and under development are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slowdown in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset’s carrying value, such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Group determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Group uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be incurred in the future by the Group, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Group’s determination of fair value requires discounting the estimated cash flows at a rate commensurate with the inherent risk associated with the assets and related estimated cash flows. The discount rate used in determining each project’s fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

For the periods presented, the Group did not recognize any impairment for real estate properties completed and under development.

Revenue recognition
(h)	Revenue recognition

Revenue is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of business tax, value added taxes (“VAT”) and surcharges.

Real estate sales

Revenues arising from real estate sales are recognized when or as the control of the asset is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the asset may transfer over time or at a point in time.

For real estate sales contracts for which the Group has an enforceable right to payment for performance completed to date, revenue is recognized over time by measuring the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the asset. The progress towards complete satisfaction of the performance obligation is measured based on the Group’s efforts or inputs to the satisfaction of the performance obligation, by reference to the contract costs incurred up to the end of reporting period as a percentage of total estimated costs for each contract.

For the remaining real estate sales contracts, revenue is recognized when the customer obtains the physical possession, the legal title, or the significant risks and rewards of ownership of the assets and the Group has present right to payment and the collection of the consideration is probable.

Generally, the Group receives short-term advances from its customers for real estate sales. Using the practical expedient, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less. The Group also receives long-term advances from customers for real estate sales. The transaction price for such contracts is adjusted for the effects of a financing component, if long-term advances from customers is assessed as significant at the individual contract level.

Real estate management services income

Real estate management services income is recognized in the accounting period in which the services are rendered. The Group bills a fixed amount periodically for services provided and recognizes as revenue the amount to which the Group has a right to invoice that corresponds directly with the value of performance completed.

Real estate management lease income

Real estate lease income is generally recognized on a straight-line basis over the terms of the tenancy agreements. For real estate leases, these contracts are treated as leases for accounting purposes, rather than contracts with customers subject to ASC 606.

Other revenue

Other revenue includes services ancillary to the Group’s real estate projects, including construction service revenue. Construction service revenue is recognized when services are provided as the customer simultaneously benefits from the services as they are performed.

For the years ended December 31, 2017 and 2018, revenue is recognized and disaggregated by major source as below:

	2017 US$	2018 US$
Real estate sales	1,924,560,806	2,139,370,792
Real estate management services income	41,738,319	63,447,420
Other revenue	1,875,307	5,148,101
Revenue from contracts with customers	1,968,174,432	2,207,966,313

Real estate lease income	8,732,799	9,584,972

Total revenue	1,976,907,231	2,217,551,285

Contract assets

The Group pays sales commission to its real estate sales agencies for each real estate sales contract. The Group has elected to apply the optional practical expedient for costs to obtain a contract which allows the Group to immediately expense sales commissions (included under selling and distribution expenses) when the amortization period of the asset that the Group otherwise would have used is one year or less. For incremental costs of obtaining real estate sales contracts that extend beyond a one year period, these incremental costs of obtaining real estate sales contracts are recognized as an assets if the real estate sales are collectible and amortized as the Group transfers the control of the assets to customers. The Group recognized US$6.2 million of such costs in selling and distribution expense during the year ended December 31, 2018. As of December 31, 2018, there was no impairment losses
 on contract assets.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). The Group’s contract liabilities are comprised of customer deposits, which are recognized as revenue when the Group performs under the contract.

The following table presents the Group’s contract balances as of December 31, 2018 and January 1, 2018 as adjusted:

	December 31,2018	January 1,2018

Contract assets	21,779,221	15,575,829
Customer deposits (note 13)	1,921,851,255	2,040,385,658

The amount of revenue recognized during the year ended December 31, 2018 and included in the customer deposits as of January 1, 2018 is US$1,003,626,858.

Impact of adoption of ASC 606

The Group adopted ASC 606 on January 1, 2018 using the modified retrospective approach, applying the adoption only to contracts not completed as of the date of adoption, with no restatement of comparative periods, and a cumulative-effect adjustment to retained earnings recognized as of the date of adoption.

The effect of adopting ASC 606 on January 1, 2018 was, as follows:

	Reference	As previously reported at December 31, 2017	Effects of the adoption of ASC606	As adjusted at January 1, 2018
Consolidated balance sheet
Real estate properties development completed	(a)	840,393,193	35,131,913	875,525,106
Real estate properties under development	(a)	1,996,000,653	1,176,119,731	3,172,120,384
Other current assets	(a),(b)	2,233,818,635	(61,184,518)	2,172,634,117
Contract assets	(c)	-	15,575,829	15,575,829
Other non-current assets	(d)	1,314,221,789	68,159,350	1,382,381,139
Customer deposits	(a)	438,341,713	1,602,043,945	2,040,385,658
Other current liabilities	(a)	3,236,477,785	(17,664,865)	3,218,812,920
Total non-current liabilities	(d)	1,652,601,646	(35,343,873)	1,617,257,773
Total equity	(a),(b),(c),(d)	1,057,013,126	(315,232,902)	741,780,224

The following table summarizes the impact of adopting ASC 606 on each financial statement line item as of and for the year ended December 31, 2018. The adoption of ASC 606 did not have a material impact to the Group’s operating, investing and financing cash flows:

		December 31, 2018
	Reference	Amounts without adoption of ASC606	Effects of adoption of ASC606	Amounts as reported
Consolidated balance sheet
Real estate properties development completed	(a)	561,058,497	71,301,194	632,359,691
Real estate properties under development	(a)	3,150,851,667	917,864,641	4,068,716,308
Other current assets	(a),(b)	1,982,473,950	7,671,716	1,990,145,666
Contract assets	(c)	-	21,779,221	21,779,221
Other non-current assets	(d)	1,295,436,169	25,275,617	1,320,711,786
Customer deposits	(a)	703,228,589	1,218,622,666	1,921,851,255
Other current liabilities	(a)	3,176,321,924	(28,304,396)	3,148,017,528
Total non-current liabilities	(d)	2,232,067,849	(13,869,109)	2,218,198,740
Total equity	(a),(b),(c),(d)	878,201,921	(132,556,772)	745,645,149

Consolidated statement of comprehensive income
Revenue	(a),(b)	1,896,940,997	320,610,288	2,217,551,285
Cost of revenue	(a)	(1,499,457,049)	(102,615,934)	(1,602,072,983)
Selling and distribution expenses	(c)	(90,805,960)	7,214,309	(83,591,651)
General and administrative expenses	(b)	(155,805,869)	(650,301)	(156,456,170)
Income taxes	(d)	(93,887,973)	(50,559,274)	(144,447,247)
Net income/(loss)		(68,047,068)	173,999,088	105,952,020

(a)Real estate sales

A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion (“POC”) method. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include a specific term on enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. For contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the customer.

(b)Real estate management services income

Upon adopting ASC 606,
the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group recognized the cumulative impact by increasing accounts receivable, accumulated other comprehensive income and retained earnings by US$5.5 million, US$0.1 million and US$4.0 million, respectively, as of January 1, 2018.

As of December 31, 2018, the effect of adopting ASC 606 increased accounts receivable, general and administrative expenses, revenue and retained earnings by
US$6.8 million, US$0.7 million US$1.9 million and US$5.2
million, respectively, and decreased accumulated other comprehensive income by US$0.1 million.

(c)Incremental cost to obtain a contract

Under ASC 606, the Group recognizes incremental costs of obtaining real estate sales, such as sales commissions, as an asset instead of expensing as incurred under the legacy guidance. Therefore, upon adoption of ASC 606, contract assets, accumulated other comprehensive income and retained earnings increased by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of January 1, 2018.

As of December 31, 2018, the effect of adopting ASC 606 increased contract assets and retained earnings by US$21.8 million and US$18.5 million, respectively, and decreased selling and distribution expenses and accumulated other comprehensive income by US$7.2 million and US$0.4 million.

(d)Income taxes

The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon the adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, and decreased deferred tax liabilities by US$35.3 million as of January 1, 2018. And the effect of adopting ASC 606 increased deferred tax assets by
US$25.3 million, decreased
deferred tax liabilities by US$13.9 million, and
 increased
income taxes by US$50.6
million as of December 31, 2018.

Accounts receivable
(i)	Accounts receivable

Accounts receivable represents the Group’s right to an amount of consideration that is unconditional (i.e. only the passage of time is required before payment of the consideration is due). The Group’s account receivable consists of balances due from customers for the sale of residential units in the PRC and United States and real estate management service contracts. These balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2018, there was US$1,539,894 allowance for doubtful accounts (December 31, 2
0
17: nil).

Other receivables
(j)	Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2018, there was US$10,594,423 allowance for doubtful accounts (December 31, 2017: US$
7,067,288
).

Deposits for land use rights
(k)	Deposits for land use rights

Deposits for land use rights consist of upfront cash payments made to local land bureaus to secure land use rights under executed short-term or long-term land framework cooperation agreements or land use rights agreements.

Deposits for land use rights are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. There were no impairment losses for any periods presented.

Other deposits and prepayments
(l)	Other deposits and prepayments

Other deposits and prepayments mainly consist of upfront cash payments made to third parties related to the direct negotiation model in acquiring land parcels and prepaid tax.

Other deposits and prepayments are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. There were no impairment losses for any periods presented.

Advances to suppliers
(m)	Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if it is doubtful that the services and materials can be provided. As of December 31, 2017 and 2018, there was no allowance provided.

Customer deposits
(n)	Customer deposits

Customer deposits consist of sales proceeds received from customers from the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a customer deposit current liability until the revenue can be recognized.

Notes payable and other payables
(o)	Notes payable and other payables

Notes payable represents short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the notes. The Group has utilized notes payable to settle amounts owed to suppliers and contractors. The notes payable is non-interest bearing and is normally settled within six months. Notes payable was US$23,708,054 and US$49,652,091 as of December 31, 2017 and 2018, respectively.

Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships.

Real estate properties held for lease, net
(p)	Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20-60 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

In accordance with ASC 360,
Property, Plant and Equipment
, real estate properties held for lease is subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

For the periods presented, the Group did not recognize any impairment for real estate properties held for lease.

Property and equipment, net
(q)	Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives of the assets are as follows:

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20-60 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

Investments
(r)	Investments

The Group’s long-term investments consist of equity method investments and equity investments without readily determinable fair value.

Equity method Investments

Where the Group has significant influence over the
investee
, the Group applies the equity method of accounting in accordance with ASC subtopic
323
-
10
-
20
,
Investments-Equity Method and Joint Ventures
(“ASC
323
-
10
-
20
”). The reporting dates and accounting policies of the equity investee
are the same as the Group. The investment in the equity
investee
is stated at cost, including the Group’s share of the equity investee
’s net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income (loss) of the equity investees. The Company periodically evaluate whether declines in fair values of our investments indicate impairment and whether declines in fair value of our investments below their book value are other-than-temporary.

Nonmarketable equity securities

Nonmarketable equity securities are investments in privately held companies without readily determinable market values.

Prior to adopting ASC Topic 321,
Investments—Equity Securities
(“ASC 321”) on January 1, 2018, the Group carries at cost for its investments in investees that do not have readily determinable fair value and over which the Group does not have significant influence. The Group only adjusts the carrying value of such investments for other-than-temporary declines in fair value and for distribution of earnings that exceed the Group’s share of earnings since its investment.

On January 1, 2018, the Group adopted ASU 2016-01, pursuant to which, for equity investments without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. All gains and losses on nonmarketable equity securities, realized and unrealized, are recognized in earnings. The Group performs a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Capitalized interest
(s)	Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835,
Interest
(“ASC 835”).

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2016, 2017 and 2018, was as follows:

	2016	2017	2018
	US$	US$	US$
Amortization of issuance cost related to other long term debt	9,371,957	4,384,801	8,624,334
Interest expense related to capital leases	2,055,995	1,705,739	1,385,292
Interest on borrowings	196,243,562	197,410,532	271,831,465

Total interest costs	207,671,514	203,501,072	281,841,091
Total interest costs capitalized	(177,814,682)	(137,347,632)	(182,595,395)

Interest expense, net	29,856,832	66,153,440	99,245,696

Retirement benefits
(t)	Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2016, 2017 and 2018, the Group is obligated to contribute for each employee an amount equal to 45% of last year average salary determined by the Social Welfare Bureau. For the year ended December 31, 2018, the Group recorded expense in the amount of US$18,422,330 (2016: US$11,023,291; 2017: US$17,101,606).

Distribution of earnings and reserve fund
(u)	Distribution of earnings and reserve fund

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the “SSR”) until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issued to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital before capital increase.

Income taxes
(v)	Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Group assesses its need for valuation allowances by tax reporting unit by jurisdiction.

Late payment interests and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10,
Income Tax
(“ASC 740-10”) is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return’s position or future tax position is “more likely than not” to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the “more likely than not” threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regards to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Land Appreciation Tax ("LAT")
(w)	Land Appreciation Tax (“LAT”)

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, generally including borrowing costs and relevant property development expenditures. LAT is generally prepaid based on a fixed percentage (varying by local tax jurisdiction) of customer deposits and is expensed when the related revenue is recognized, as explained in Note 2(h).

Comprehensive income
(x)	Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

Advertising and promotion expenses
(y)	Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35,
Advertising Costs
. For the year ended December 31, 2018, the Group recorded advertising and promotion expenses of US$56,575,316 (2016: US$39,718,114; 2017: US$53,932,462).

Leases
(z)	Leases

In accordance with ASC 840,
Leases
, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

Capital leases are measured at the commencement of the lease at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term excluding that portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) including any profit thereon. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation (the interest method). A leased asset is amortized in a manner consistent with the Group’s normal depreciation policy for owned assets (Note 6).

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis. Certain lease arrangements contain escalation clauses.

For the year ended December 31, 2018, the Group recorded operating lease expenses of US$9,614,639 (2016: US$6,626,414; 2017: US$5,132,393).

Property warranty
(aa)	Property warranty

The Company and its subsidiaries provide customers with assurance-type warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regards to warranty-type claims expected to be incurred subsequent to the delivery of a property. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of two to five years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the periods presented, the Group had not recognized any warranty liability nor incurred any warranty costs in excess of the amount retained from subcontractors.

Earnings per share
(ab)	Earnings per share

Earnings per share are calculated in accordance with ASC 260,
Earnings per Share
. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common share equivalents consists of common shares issuable upon the exercise of the share options and vesting of restricted shares units using treasury stock method. Common equivalents shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The non-vested options granted with performance conditions are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Treasury Shares
(ac)	Treasury Shares

The Company accounted for shares repurchased as treasury shares at cost in accordance to ASC Subtopic 505-30,
Treasury Shares
. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price may be allocated between additional paid-in capital and retained earnings.

On July 12, 2013, the Board of Directors unanimously authorized management to repurchase up to US$60 million of the Company’s shares from the approval date to July 5, 2015. On December 28, 2015, the Board of Directors unanimously authorized management to repurchase up to US$40 million of the Company’s shares from the approval date to the end of 2017. The Board of Directors review the Company’s share repurchase program periodically and to adjust the amount authorized for repurchase as necessary. On March 21, 2017, the Board of Directors unanimously authorized management to repurchase up to US$40 million of the Company’s shares from the approval date to the end of 2019.
On August 14, 2018, the Board of Directors unanimously authorized management to repurchase up to US$50 million of the Company’s shares from the approval date to the end of 2019.
As of December 31, 2018, the Company had a balance of 41,135,198 (2017:
32,150,572
) treasury shares amounting to US$87,639,088 (2017: US$
67,792,368
).

Senior Secured Notes
(ad)	Senior Secured Notes

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on June 6, 2019 (the “June 2019 Senior Secured Notes”) at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815,
Derivatives and Hedging (“ASC 815”)
. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

On February 13, 2015, through a consent solicitation to the holders of the June 2019 Senior Secured Notes, the Company amended the indenture governing the June 2019 Senior Secured Notes (the "Indenture") to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indenture include changes to: (i) incur additional Indebtedness (as defined in the Indenture) in furtherance of the Company's business plans; (ii) make certain Restricted Payments (as defined in the Indenture) and Permitted Investments (as defined in the Indenture); and (iii) make certain deemed Investments (as defined in the Indenture) without having to satisfy the Fixed Charge Coverage Ratio (as defined in the Indenture) requirement. The amendments also amend (i) the “Limitation on Issuances of Guarantees by Restricted Subsidiaries” covenant in the Indenture to the extent that the Company believes necessary as a result of the amendments to other covenants and (ii) the “Limitation on Asset Sales” covenant in the Indenture to remove the Fixed Charge Coverage Ratio requirement for Asset Dispositions (as defined in the Indenture). The amendments also amended certain related definitions in the Indenture. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50,
Debt – Modifications and Exchanges (“ASC 470-50”)
.

On February 3, 2016, through a consent solicitation to the holders of the June 2019 Secured Notes, the Company amended the Indenture to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indenture include: (i) amending the provisions relating to future Subsidiary Guarantors, JV Subsidiary Guarantors and pledged subsidiary Capital Stock (each, as defined in the Indenture); (ii) amending the “Limitation on Indebtedness and Preferred Stock” covenant; (iii) amending the “Limitation on Transactions with Shareholders and Affiliates” covenant and the provisions relating to “Designation of Restricted Subsidiaries and Unrestricted Subsidiaries”; (iv) amending the definition of “Permitted Investment” and the “Limitation on Restricted Payments” covenant; and (v) removing the “Limitation on the Company’s Business Activities” covenant and amend the related definitions and provisions. The amendments also clarify certain other provisions in the Indenture. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50.

On August 30, 2016, the Company issued notes with an aggregate principal amount of US$300,000,000 due on August 30, 2019 (the “August 2019 Senior Secured Notes”) at a coupon rate of 8.125% per annum payable semi-annually. Interest is payable on February 28 and August 30 of each year, commencing February 28, 2017. The August 2019 Senior Secured Notes have a three year term maturing on August 30, 2019. Given that the August 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes were issued at par.

On February 28, 2017, the Company issued notes with an aggregate principal amount of US$300,000,000 due on February 28, 2021 (the “February 2021 Senior Secured Notes”) at a coupon rate of 7.75% per annum payable semi-annually. Interest will be payable on February 28 and August 28 of each year, commencing August 28, 2017. The February 2021 Senior Secured Notes have a four year term maturing on February 28, 2021. Given that the February 2021 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the February 2021 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the February 2021 Senior Secured Notes. The February 2021 Senior Secured Notes were issued at a discount.

On November 22, 2017 and December 1, 2017, the Company issued notes with an aggregate principal amount of US$200,000,000 and US$100,000,000 due on November 22, 2020 (the “November 2020 Senior Secured Notes”) at a coupon rate of 8.875% per annum payable semi-annually. Interest will be payable on November 22 and May 22 of each year, commencing May 22, 2018. The November 2020 Senior Secured Notes have a three year term maturing on November 22, 2020. Given that the November 2020 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the November 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the November 2020 Senior Secured Notes. The November 2020 Senior Secured Notes were issued at a discount.

On March 19, 2018, the Company issued notes with an aggregate principal amount of US$200,000,000 due on March 19, 2020 (the “March 2020 Senior Secured Notes”) at a coupon rate of 9.875% per annum payable semi-annually. Interest will be payable on March 19 and September 19 of each year, commencing September 19, 2018. The March 2020 Senior Secured Notes have a two year term maturing on March 19, 2020. Given that the March 2020 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the March 2020 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the March 2020 Senior Secured Notes. The March 2020 Senior Secured Notes were issued at a discount.

Onshore corporate bonds

During the periods presented, Xinyuan China issued a series of onshore corporate bonds. Given that each onshore corporate bond individually is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these onshore corporate bonds under the requirements of ASC 815. The onshore corporate bonds were issued at par.

Short-term investments
(ae)	Sho rt-term inv estments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

The Company accounts for its investments in debt securities in accordance with ASC 320,
Investments-Debt and Equity Securities: Overall
(“ASC 320”). The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which such gains or losses are realized. The debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. The debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value. Realized gains and losses, and unrealized gains and losses for trading securities are included in earnings. Investments in debt securities not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Assets acquisition and business combinations
(af)	Assets acquisition and business combinations

Pursuant to ASC 805,
Business Combinations
(“ASC 805”), the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. The guidance requires an entity to first evaluate whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If that threshold is met, the set of assets and activities is not a business. If it’s not met, the entity evaluates whether the set meets the definition of a business. ASC 805 defines a business as consisting of inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. Inputs are defined as economic resources, while processes are defined as protocols, systems or standards. Inputs and processes create, or have the ability to contribute to the creation of, outputs. Outputs are often present in businesses but are not required to meet the definition of a business. To be considered a business under ASC 805, the acquisition of net assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an assets acquisition.

The Company accounted for its acquisitions of Zhengzhou
Hangmei, Hangmei Zhengxing, Hunan Xintian, Xi’an Dingrun, Zhengzhou Kangshengboda, Zhuhai Prince, Henan Renxin, Taicang Pengchi, Suzhou Yefang, Wuhan Yinghexin and Qingdao
Keda as asset acquisitions either because that the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets or the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

Non-controlling interests
(ag)	Non-controlling interests

A non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of comprehensive income includes the net loss/(income) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets. Losses attributable to the Group and the non-controlling interest in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable to the Group and the non-controlling interest, shall continue to be attributed to those interests.

Effect of change in estimate
(ah)	Effect of change in estimate

Revisions in estimated gross profit margins related to estimated costs and revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2018, real estate development projects (Chengdu Thriving Family, Changsha Xinyuan Splendid, Sanya Yazhou Bay No.1, Tianjin Spring Royal Palace I, Kunshan Royal Palace, Xi’an Metropolitan, Jinan Xin Central), which recognized gross profit in 2017, had changes in their estimated gross profit margins. As these projects moved closer to completion during 2018, the Company adjusted its prior estimates related to selling prices and development costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$34.5 million (2016: increased US$61.2 million , 2017: decreased US$11.1 million ),
US$25.9 million(2016:
increased US$45.9 million , 2017: decreased US$8.3 million ), US$0.20 per share (2016: increased
US$0.34
per share, 2017: decreased US$0.06 per share), and US$0.20 per share(2016: increased
US$
0.33
per share, 2017: decreased US$0.06 per share), respectively, for the year ended December 31, 2018.

Share-based compensation
(ai)	Share-based compensation

The Group has adopted ASC 718,
Compensation-Stock Compensation
, which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and the Company has elected to recognize compensation expense using the straight-line method for all restricted shares and stock options granted with service conditions that have a graded vesting schedule. In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore, only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in the following years.

The Company also has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the Company’s 2014 Restricted Stock Unit plan.

For options granted with performance conditions, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the non-vested shares granted. The fair value of liabilities incurred in share-based payment transactions with employees are remeasured at the end of each reporting period through settlement. Changes in the fair value of a liability incurred under a share-based payment arrangement that occur during the requisite service period are recognized as compensation costs over that period.

Segment Reporting
(aj)	Segment Reporting

In accordance with ASC 280,
Segment Reporting
, segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in geographical segments. Therefore, each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment (Note 20).

Comparative information
(ak)	Comparative information
  Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements
(al)	Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Group’s balance sheet for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statements of comprehensive income as a result of adopting the new standard.

In
June 2016
, the FASB issued ASU No.
2016
-
13
, Financial Instruments—Credit Losses ("ASU
2016
-
13
"). The amendments in ASU
2016
-
13
update guidance on reporting credit losses for financial assets. This ASU requires entities to measure credit losses for financial assets measured at amortized cost based on expected losses rather than incurred losses. For available-for-sale debt securities with unrealized losses, entities will be required to recognize credit losses through an allowance for credit losses. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. For public business entities that are U.S. SEC filers, ASU
2016
-
13
is effective for fiscal years beginning after December
15
,
2019
, and interim periods within those fiscal years. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

On February 2018, the FASB issued
ASU No. 2018-02, "Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Comprehensive Income (“AOCI”)
." The ASU and its amendments were issued as a result of the enactment of the U.S. Tax Cuts and Jobs Act of 2017. The amendments of this ASU address the available options to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change (or portion thereof) is recorded. Additionally, the ASU outlines the disclosure requirements for releasing income tax effects from AOCI. The ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Group does not believe the adoption of ASU No. 2018-02 will have a material impact on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07,
Compensation—Stock Compensation (Topic 718)Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees (“ASU 2018-07”)
by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period. The Group does not believe that the adoption of ASU 2018-07 will have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement
. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In August 2018, the FASB issued ASU 2018-15,
Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. This update requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to defer and recognize as an asset. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. This guidance should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.